INITIAL PUBLIC OFFERING	3 Months Ended	6 Months Ended	10 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
INITIAL PUBLIC OFFERING
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

On July 16, 2021, the Company consummated its Initial Public Offering of 12,000,000 Units, at $10.00 per Unit, generating gross proceeds of $120.0 million, and incurring offering costs of approximately $10.5 million (net of reimbursement from the underwriters of $480,000), of which approximately $3.4 million was for deferred underwriting commissions, approximately $4.7 million was incentives provided to Anchor Investors by the Sponsor (see Note 4), and approximately $685,000 was allocated to offering costs associated with derivative warrant liabilities. On July 19, 2021, the underwriters fully exercised their option and purchased 1,800,000 additional Units, generating gross proceeds of $18.0 million, and incurring offering costs of $990,000, of which $630,000 was for deferred underwriting commissions and approximately $62,000 was allocated to offering costs associated with the derivative warrant liabilities.

Each Unit consists of one Class A ordinary share and one-half (1/2) of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 8).

NOTE 3. INITIAL PUBLIC OFFERING

On July 16, 2021, the Company consummated its Initial Public Offering of 12,000,000 Units, at $10.00 per Unit, generating gross proceeds of $120.0 million, and incurring offering costs of approximately $10.5 million (net of reimbursement from the underwriters of $480,000), of which approximately $3.4 million was for deferred underwriting commissions, approximately $4.7 million was incentives provided to Anchor Investors by the Sponsor (see Note 4), and approximately $685,000 was allocated to offering costs associated with derivative warrant liabilities. On July 19, 2021, the underwriters fully exercised their option and purchased 1,800,000 additional Units, generating gross proceeds of $18.0 million, and incurring offering costs of $990,000, of which $630,000 was for deferred underwriting commissions and approximately $62,000 was allocated to offering costs associated with the derivative warrant liabilities.

Each Unit consists of one Class A ordinary share and one-half (1/2) of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 8).

NOTE 3. INITIAL PUBLIC OFFERING

On July 16, 2021, the Company consummated its Initial Public Offering of 12,000,000 Units, at $10.00 per Unit, generating gross proceeds of $120.0 million, and incurring offering costs of approximately $10.5 million (net of reimbursement from the underwriters of $480,000), of which approximately $3.4 million was for deferred underwriting commissions, approximately $4.7 million was incentives provided to Anchor Investors by the Sponsor (see Note 4), and approximately $685,000 was allocated to offering costs associated with derivative warrant liabilities. On July 19, 2021, the underwriters fully exercised their option and purchased 1,800,000 additional Units, generating gross proceeds of $18.0 million, and incurring offering costs of $990,000, of which $630,000 was for deferred underwriting commissions and approximately $62,000 was allocated to offering costs associated with the derivative warrant liabilities.

Each Unit consists of one Class A ordinary share and one-half (1/2) of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 8).